UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05979

John Hancock California Tax-Free Income Fund (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Annual report
John Hancock
California Municipal Bond Fund (formerly John Hancock California Tax-Free Income Fund)
Fixed income
May 31, 2022

A message to shareholders
Dear shareholder,
The bond market declined for the 12 months ended May 31, 2022, reflecting a broad rise in bond yields. A recovering and growing economy, combined with supply chain shortages and increased government spending, led to the inflation rate surging to a 40-year high. To combat rising inflationary pressures, the U.S. Federal Reserve (Fed) began raising short-term interest rates in March 2022, which pushed bond yields higher and prices lower. Furthermore, the conflict between Russia and Ukraine, which created significant geopolitical and economic uncertainty, led to heightened volatility in the bond market. Although bond yields rose across the board, short-term bond yields increased the most, reflecting the Fed’s interest-rate hikes and expectations for more going forward.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
California Municipal Bond Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
22	Financial statements
25	Financial highlights
29	Notes to financial statements
38	Report of independent registered public accounting firm
39	Tax information
40	Statement regarding liquidity risk management
42	Trustees and Officers
46	More information
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2022 (%)

The Bloomberg California (CA) Municipal Bond Index tracks the performance of California investment-grade municipal bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Municipal bonds declined as bond yields rose
Rising inflation, multiple short-term interest-rate increases by the U.S. Federal Reserve, and significant municipal bond market outflows pushed municipal bond yields higher, putting downward pressure on municipal bond prices.
The fund declined but outpaced its benchmark
In this challenging environment, the fund held up better than its benchmark, the Bloomberg CA Municipal Bond Index.
Security selection was key to the fund’s outperformance
The fund benefited from selected holdings in the healthcare, special tax revenue, transportation, and industrial segments, as well as prudent duration management.
PORTFOLIO COMPOSITION AS OF 5/31/2022 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	3

QUALITY COMPOSITION AS OF 5/31/2022 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-22 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2022 (% of total investments)

4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Management’s discussion of fund performance
Effective April 25, 2022, John Hancock California Tax-Free Income Fund was renamed John Hancock California Municipal Bond Fund.
How did the municipal bond market perform during the 12 months ended May 31, 2022?
Municipal bonds declined during the period, reflecting a broad rise in interest rates and a significant increase in market volatility. Municipal bonds began the period on a positive note, rallying as the U.S. economy’s recovery from the COVID-19 pandemic boosted tax revenues for state and local governments. However, the combination of improving economic growth and supply chain disruptions pushed the year-over-year inflation rate above 8% by the end of the period, its highest level in more than 40 years. The U.S. Federal Reserve responded by raising short-term interest rates twice in early 2022, which drove bond yields broadly higher and bond prices lower.
Municipal bonds faced additional hurdles in the form of significant investor outflows in early 2022, including 19 consecutive weeks of outflows late in the period, which further contributed to the decline in the municipal market. By the end of the period, municipal bond yields were higher than U.S. Treasury bond yields across the maturity spectrum, which is unusual given the tax advantages of municipal bonds.
Were there any changes to municipal credit quality in California during the period?
Municipal credit conditions strengthened. Healthy economic growth contributed to a broad increase in tax revenues for both state and local governments, a recovery in travel boosted transportation revenues from airport taxes and toll roads, and rising wages and consumer prices provide a further lift to income and sales tax revenues.
How did the fund perform in this environment?
The fund declined but outperformed its benchmark. Positions in special tax revenue bonds were significant contributors to the fund’s outperformance, benefiting from strength in the residential and commercial real estate markets. Selected holdings in the healthcare, transportation, and industrial segments also contributed favorably to relative results. The fund maintained a longer duration (a measure of interest-rate sensitivity) early in the period, which was beneficial as the municipal
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	5

bond market rallied. We shifted to a relatively short duration prior to the sell-off later in the period, which helped mitigate the negative impact of rising bond yields on fund performance.
What changes did you make to the fund during the period?
We reduced the fund’s holdings of tobacco-related bonds, primarily those that were prerefunded (meaning the state earmarked funds to pay off the bonds in advance), and shifted the proceeds into local general obligation (GO) bonds. The fund has historically held an underweight position in local GOs, but has moved closer to neutral as significant market dislocations provided attractive investment opportunities. We also improved the fund’s overall credit quality; the greater liquidity of higher-quality securities meant that they suffered more substantial losses during the recent sell-off, and we took advantage of the opportunity to increase both the fund’s yield and credit quality.
Can you tell us about a manager change?
Effective September 8, 2021, Jeffrey N. Given, CFA, no longer manages the fund; Adam A. Weigold, CFA, was added to the team.
MANAGED BY

Dennis DiCicco
Adam A. Weigold, CFA
The views expressed in this report are exclusively those of Dennis DiCicco and Adam A. Weigold, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-22	as of 5-31-22	as of 5-31-22
Class A	-9.04	1.10	2.41	5.60	26.83	2.47	2.46	5.38
Class C	-6.89	1.16	2.06	5.92	22.59	1.84	1.74	4.01
Class I1,2	-5.11	2.07	2.91	10.79	33.28	2.72	2.72	5.93
Class R6[1,2]	-5.08	2.09	2.91	10.91	33.26	2.75	2.75	5.99
Index 1††	-6.90	1.68	2.73	8.68	30.89	—	—	—
Index 2††	-6.79	1.78	2.54	9.21	28.53	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	0.85	1.70	0.70	0.66
Net (%)	0.84	1.59	0.69	0.65
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8% and a state tax rate of 13.3%.
†† Index 1 is the Bloomberg CA Municipal Bond Index; Index 2 is the Bloomberg Municipal Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock California Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	5-31-12	12,259	12,259	13,089	12,853
Class I1,2	5-31-12	13,328	13,328	13,089	12,853
Class R6[1,2]	5-31-12	13,326	13,326	13,089	12,853
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg California (CA) Municipal Bond Index tracks the performance of California investment-grade municipal bonds.
The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2021, with the same investment held until May 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2021, with the same investment held until May 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2021	Ending value on 5-31-2022	Expenses paid during period ended 5-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$939.60	$3.82	0.79%
	Hypothetical example	1,000.00	1,021.00	3.98	0.79%
Class C	Actual expenses/actual returns	1,000.00	936.10	7.43	1.54%
	Hypothetical example	1,000.00	1,017.30	7.75	1.54%
Class I	Actual expenses/actual returns	1,000.00	941.20	3.10	0.64%
	Hypothetical example	1,000.00	1,021.70	3.23	0.64%
Class R6	Actual expenses/actual returns	1,000.00	940.50	2.95	0.61%
	Hypothetical example	1,000.00	1,021.90	3.07	0.61%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-22
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.9%				$221,579,118
(Cost $222,615,884)
California 99.0%				217,432,111
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,049,666
Antelope Valley Community College District Election 2016, Series B, GO	4.000	08-01-45	500,000	512,070
Bay Area Water Supply & Conservation Agency Capital Cost Recovery (A)	5.000	10-01-34	1,500,000	1,720,226
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,816,901
California Community Choice Financing Authority Clean Energy Project Revenue, Series A	4.000	10-01-52	1,250,000	1,290,690
California Community Housing Agency Stoneridge Apartments, Series A (B)	4.000	02-01-56	600,000	513,998
California Community Housing Agency Verdant at Green Valley Project, Series A (B)	5.000	08-01-49	1,000,000	986,763
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,305,000	1,305,734
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,523,046
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	485,000	507,546
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Series A	4.000	06-01-49	1,000,000	1,002,718
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	1,500,000	1,664,063
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,043,112
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-40	430,000	438,478
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-50	350,000	353,895
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-55	240,000	241,809
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,051,089
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	1,002,237
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,750,000	1,760,716
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	$1,073,846
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,517,177
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,039,871
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,057,429
California Housing Finance Agency Series A	4.250	01-15-35	959,421	970,918
California Infrastructure & Economic Development Bank Sustainability Bonds, California Science Center Phase III	4.000	05-01-36	1,000,000	1,032,726
California Municipal Finance Authority Channing House Project, Series A (C)	4.000	05-15-40	1,500,000	1,525,574
California Municipal Finance Authority Community Facilities District, No. 2020-6 (A)	5.000	09-01-42	500,000	514,551
California Municipal Finance Authority Humangood California Obligated	5.000	10-01-35	350,000	382,511
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,034,243
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,636,170
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,625,664
California Municipal Finance Authority West Village Student Housing Project at UC Davis (C)	4.000	05-15-48	1,565,000	1,474,280
California Municipal Finance Authority Wineville School Project, Series A (C)	5.000	10-01-42	2,000,000	2,126,052
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	07-01-39	1,000,000	1,060,293
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	11-21-45	1,500,000	1,572,714
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,003,909
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,819,065
California Public Finance Authority Enso Village Project, Series A (B)	5.000	11-15-46	400,000	400,587
California Public Finance Authority Enso Village Project, Series A (B)	5.000	11-15-51	725,000	720,555
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-50	500,000	501,313
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-55	500,000	500,210
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	$2,062,831
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-44	110,000	98,863
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-54	325,000	280,640
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	110,000	119,783
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	1,165,000	1,200,689
California School Finance Authority Classical Academies Oceanside (B)	5.000	10-01-42	500,000	518,690
California School Finance Authority College Housing Revenue	4.000	11-01-41	1,000,000	914,799
California School Finance Authority College Housing Revenue	4.000	11-01-55	580,000	493,741
California School Finance Authority Granada Hills Charter High School Obligated Group (B)	5.000	07-01-43	1,000,000	1,025,870
California School Finance Authority John Adams Academies, Series A (B)	5.125	07-01-62	1,000,000	997,457
California School Finance Authority KIPP LA Project, Series A (B)	5.000	07-01-47	1,500,000	1,561,676
California State Public Works Board Various Capital Projects, Series A	5.000	08-01-36	1,000,000	1,179,209
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,633,640
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,009,135
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,485,000	1,553,134
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	250,000	247,595
California Statewide Communities Development Authority Front Porch Communities & Services	3.000	04-01-37	2,000,000	1,780,351
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	815,000	848,827
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,023,699
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	1,125,000	1,127,505
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	$2,112,012
California Statewide Communities Development Authority Redwoods Project (C)	5.375	11-15-44	1,500,000	1,578,636
California Statewide Communities Development Authority Statewide Community Infrastructure Program Revenue, Series A	4.000	09-02-51	1,000,000	910,369
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,400,000	2,443,219
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	2,880,000	2,931,862
Cascade Union Elementary School District Election 2016, Series A, GO (C)	3.750	08-01-46	250,000	248,387
Chino Valley Unified School District Capital Appreciation Election 2016, Series C, GO (D)	3.980	08-01-36	250,000	142,645
City of Belmont Library Project, Series A (C)	5.750	08-01-24	635,000	663,243
City of Irvine Community Facilities District, No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,060,329
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,029,684
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,540,000	1,543,506
City of Long Beach Harbor Revenue, Series A	5.000	05-15-49	2,000,000	2,211,202
City of Long Beach CA Airport System Revenue Series C, AMT (A)(C)	5.000	06-01-42	500,000	551,522
City of Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	85,000	85,667
City of Los Angeles Department of Airports Los Angeles International Airport, Series C, AMT	5.000	05-15-35	1,000,000	1,112,813
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	2,012,761
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	558,500
City of San Clemente Community Facilities District, No. 2006-1	5.000	09-01-46	1,955,000	2,023,456
City of San Mateo Community Facilities District, No. 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,009,131
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-40	360,000	391,356
14	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	400,000	$434,119
City of Victorville CA Electric Revenue Series A	5.000	05-01-34	500,000	553,132
City of Victorville CA Electric Revenue Series A	5.000	05-01-35	540,000	596,387
City of Victorville CA Electric Revenue Series A	5.000	05-01-36	500,000	551,467
Coachella Valley Water District Stormwater System Revenue Certificates Participation, Series A	5.000	08-01-35	920,000	1,095,736
Coachella Valley Water District Stormwater System Revenue Certificates Participation, Series A	5.000	08-01-36	975,000	1,159,606
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (C)(D)	3.749	08-01-40	2,890,000	1,466,320
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	1,042,911
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (B)	4.000	10-01-56	1,000,000	878,155
CSCDA Community Improvement Authority Essential Housing Revenue Parallel Anaheim, Series A (B)	4.000	08-01-56	1,000,000	886,117
CSCDA Community Improvement Authority The Link Glendale, Series A2 (B)	4.000	07-01-56	600,000	518,042
Del Mar Union School District Election 2018, Series B, GO	4.000	08-01-46	1,000,000	1,034,554
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-33	270,000	326,844
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-34	225,000	271,062
East Bay Municipal Utility District Water System Revenue Refunding, Series B-2 (A)	5.000	06-01-34	1,000,000	1,225,295
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,190,188
Foothill-Eastern Transportation Corridor Agency Refunding Subordinated, Series B-2 (C)	3.500	01-15-53	1,565,000	1,465,129
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A1	5.000	06-01-31	1,000,000	1,160,452
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,610,000	1,610,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,250,000	2,447,436
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,750,000	2,991,311
Hastings Campus Housing Finance Authority California Campus Housing Revenue, Series A	5.000	07-01-45	1,000,000	1,057,113
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Inglewood Unified School District Series A, GO (C)	4.000	08-01-36	555,000	$568,916
Inglewood Unified School District Series A, GO (C)	4.000	08-01-37	445,000	455,646
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,609,300
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)(C)	4.000	09-01-38	1,045,000	1,063,164
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)(C)	4.000	09-01-42	1,365,000	1,389,228
Liberty Union High School District Election 2016, Series B, GO	3.000	08-01-41	1,670,000	1,528,793
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-29	475,000	545,569
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-30	400,000	464,781
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	381,851
Los Angeles Community College District/CA Election 2008, Series K, GO	3.000	08-01-39	1,180,000	1,090,435
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	2,000,000	2,142,243
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (C)	5.000	11-15-44	1,355,000	1,370,580
Los Angeles Department of Water & Power Power Systems Revenue, Series D	5.000	07-01-44	1,000,000	1,052,500
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,500,000	1,548,412
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	995,108
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,011,380
Moreno Valley Unified School District/CA Series C, GO (C)	3.000	08-01-50	2,000,000	1,728,668
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,300,000	1,406,043
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	1,919,110
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,577,150
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	1,638,224
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,124,116
Pacifica School District Series C, GO (C)(D)	2.763	08-01-26	1,000,000	891,111
16	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Perris Union High School District Series A, GO (C)	4.000	09-01-43	2,000,000	$2,068,491
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,077,282
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	2,535,000	2,167,624
Regents of the University of California Medical Center Pooled Revenue Series P	4.000	05-15-43	2,000,000	2,071,310
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	750,000	767,553
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,320,181
River Islands Public Financing Authority Lathrop Irrigation District Electric Revenue (C)	4.000	09-01-35	1,125,000	1,162,842
Riverside County Infrastructure Financing Authority Series A	5.000	11-01-28	525,000	605,903
Riverside County Transportation Commission Series A	5.750	06-01-48	1,000,000	1,041,729
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,320,000	1,329,156
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	1,000,000	1,065,202
San Diego Unified School District Series I, GO (D)	4.085	07-01-39	1,250,000	624,504
San Francisco Bay Area Rapid Transit District Election 2016, Series C1, GO	3.000	08-01-50	1,500,000	1,329,202
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (A)(E)	4.250	08-01-52	3,000,000	3,074,378
San Francisco City & County Airport Commission International Airport Revenue, Second Series 2020-B	4.000	05-01-37	1,215,000	1,270,523
San Francisco City & County Airport Commission Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,146,440
San Francisco City & County Airport Commission (California) Series E, AMT	5.000	05-01-50	1,500,000	1,614,038
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,591,631
San Francisco City & County Redevelopment Successor Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,253,353
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,052,503
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	$2,688,848
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	4.000	01-15-50	1,000,000	989,839
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-37	490,000	504,902
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-38	460,000	474,165
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-39	730,000	752,744
San Mateo Foster City Public Financing Authority Clean Water Program	5.000	08-01-49	2,000,000	2,231,711
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	3,180,000	3,327,802
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	3,180,000	3,334,990
Santa Margarita Water District Community Facilities District, No. 2013-1	5.625	09-01-43	745,000	761,718
Santa Maria Joint Union High School District Election 2016, GO	3.000	08-01-41	1,000,000	898,251
Santa Monica Community College District Series B, GO	4.000	08-01-45	2,000,000	2,064,970
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	462,498
South Placer Wastewater Authority California Wastewater Revenue Refunding	5.000	11-01-34	430,000	518,586
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,054,587
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	2,174,839
Southwestern Community College District Series D, GO	3.000	08-01-41	2,000,000	1,802,682
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,417,239
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	501,865
Three Rivers Levee Improvement Authority Special Tax Revenue Refunding Community Facilities District	4.000	09-01-51	1,000,000	929,230
Transbay Joint Powers Authority Tax Allocation, Series A	5.000	10-01-32	345,000	396,730
Turlock Irrigation District Electricity, Power & Light Revenues	5.000	01-01-41	1,000,000	1,134,598
University of California Series AZ	5.000	05-15-48	1,500,000	1,653,319
Vista Unified School District Series B, GO (A)(C)	4.250	08-01-44	1,500,000	1,556,797
18	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Vista Unified School District Series B, GO (A)(C)	5.000	08-01-42	1,000,000	$1,121,084
West Covina Community Development Commission Successor Agency Fashion Plaza	6.000	09-01-22	855,000	864,078
William S. Hart Union High School District Community Facilities District, No. 2015-1	5.000	09-01-47	1,000,000	1,043,641
Puerto Rico 1.9%				4,147,007
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.169	07-01-31	1,500,000	1,029,472
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,500,000	1,505,403
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.007	07-01-46	2,500,000	757,554
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	854,578

	Par value^	Value
Short-term investments 2.3%		$5,093,000
(Cost $5,093,000)
Repurchase agreement 2.3%		$5,093,000
Repurchase Agreement with State Street Corp. dated 5-31-22 at 0.060% to be repurchased at $5,093,008 on 6-1-22, collateralized by $5,828,500 U.S. Treasury Notes, 0.625% due 11-30-27 (valued at $5,194,878)	5,093,000	5,093,000

Total investments (Cost $227,708,884) 103.2%		$226,672,118
Other assets and liabilities, net (3.2%)		(7,003,858)
Total net assets 100.0%		$219,668,260

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	19

Insurance coverage	As a % of total investments
Build America Mutual Assurance Company	4.7
Assured Guaranty Municipal Corp.	3.6
National Public Finance Guarantee Corp.	3.4
California Mortgage Insurance	2.7
Ambac Financial Group, Inc.	0.3
TOTAL	14.7
20	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	172	Short	Sep 2022	$(20,639,778)	$(20,545,938)	$93,840
						$93,840
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-22, the aggregate cost of investments for federal income tax purposes was $226,267,591. Net unrealized appreciation aggregated to $498,367, of which $5,974,066 related to gross unrealized appreciation and $5,475,699 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	21

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-22

Assets
Unaffiliated investments, at value (Cost $227,708,884)	$226,672,118
Receivable for futures variation margin	158,242
Cash	266
Collateral held at broker for futures contracts	400,000
Interest receivable	2,443,136
Receivable for fund shares sold	961,819
Other assets	13,809
Total assets	230,649,390
Liabilities
Distributions payable	44,634
Payable for delayed delivery securities purchased	10,524,690
Payable for fund shares repurchased	193,615
Payable to affiliates
Investment management fees	99,617
Accounting and legal services fees	9,113
Transfer agent fees	6,663
Distribution and service fees	22,597
Trustees’ fees	63
Other liabilities and accrued expenses	80,138
Total liabilities	10,981,130
Net assets	$219,668,260
Net assets consist of
Paid-in capital	$218,319,929
Total distributable earnings (loss)	1,348,331
Net assets	$219,668,260

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($180,791,968 ÷ 17,825,507 shares)[1]	$10.14
Class C ($7,599,299 ÷ 749,217 shares)[1]	$10.14
Class I ($18,785,523 ÷ 1,851,379 shares)	$10.15
Class R6 ($12,491,470 ÷ 1,230,396 shares)	$10.15
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.56

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-22

Investment income
Interest	$7,084,457
Expenses
Investment management fees	1,168,561
Distribution and service fees	362,974
Accounting and legal services fees	29,676
Transfer agent fees	82,798
Trustees’ fees	3,258
Custodian fees	22,742
State registration fees	15,558
Printing and postage	7,832
Professional fees	61,997
Other	20,422
Total expenses	1,775,818
Less expense reductions	(28,514)
Net expenses	1,747,304
Net investment income	5,337,153
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,212,043)
Futures contracts	2,227,446
1,015,403
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(17,125,294)
Futures contracts	93,840
(17,031,454)
Net realized and unrealized loss	(16,016,051)
Decrease in net assets from operations	$(10,678,898)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	23

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-22	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$5,337,153	$5,795,361
Net realized gain	1,015,403	2,336,645
Change in net unrealized appreciation (depreciation)	(17,031,454)	5,666,332
Increase (decrease) in net assets resulting from operations	(10,678,898)	13,798,338
Distributions to shareholders
From earnings
Class A	(5,835,017)	(4,906,014)
Class B	—	(2,166)[1]
Class C	(239,541)	(271,132)
Class I	(497,832)	(371,152)
Class R6	(347,902)	(226,204)
Total distributions	(6,920,292)	(5,776,668)
From fund share transactions	22,761,461	(4,659,984)
Total increase	5,162,271	3,361,686
Net assets
Beginning of year	214,505,989	211,144,303
End of year	$219,668,260	$214,505,989

[1]	Share class was redesignated during the year. Refer to Note 6 for further details.
24	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$11.06	$10.66	$10.94	$10.73	$10.90
Net investment income[1]	0.27	0.30	0.34	0.36	0.36
Net realized and unrealized gain (loss) on investments	(0.84)	0.40	(0.20)	0.22	(0.16)
Total from investment operations	(0.57)	0.70	0.14	0.58	0.20
Less distributions
From net investment income	(0.28)	(0.30)	(0.34)	(0.36)	(0.37)
From net realized gain	(0.07)	—	(0.08)	(0.01)	—
Total distributions	(0.35)	(0.30)	(0.42)	(0.37)	(0.37)
Net asset value, end of period	$10.14	$11.06	$10.66	$10.94	$10.73
Total return (%)[2,3]	(5.26)	6.64	1.22	5.57	1.85
Ratios and supplemental data
Net assets, end of period (in millions)	$181	$181	$173	$176	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.85	0.85	0.86	0.85
Expenses including reductions	0.81	0.84	0.84	0.85	0.84
Net investment income	2.53	2.76	3.12	3.42	3.37
Portfolio turnover (%)	17	23	22	22	9

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	25

CLASS C SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$11.06	$10.66	$10.94	$10.73	$10.90
Net investment income[1]	0.19	0.22	0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.84)	0.40	(0.20)	0.22	(0.16)
Total from investment operations	(0.65)	0.62	0.06	0.50	0.12
Less distributions
From net investment income	(0.20)	(0.22)	(0.26)	(0.28)	(0.29)
From net realized gain	(0.07)	—	(0.08)	(0.01)	—
Total distributions	(0.27)	(0.22)	(0.34)	(0.29)	(0.29)
Net asset value, end of period	$10.14	$11.06	$10.66	$10.94	$10.73
Total return (%)[2,3]	(5.97)	5.85	0.47	4.78	1.09
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$11	$16	$19	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	1.70	1.70	1.71	1.70
Expenses including reductions	1.56	1.59	1.59	1.60	1.59
Net investment income	1.78	2.02	2.37	2.67	2.62
Portfolio turnover (%)	17	23	22	22	9

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
26	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$11.07	$10.66	$10.94	$10.73	$10.91
Net investment income[1]	0.29	0.32	0.35	0.38	0.38
Net realized and unrealized gain (loss) on investments	(0.84)	0.41	(0.20)	0.22	(0.17)
Total from investment operations	(0.55)	0.73	0.15	0.60	0.21
Less distributions
From net investment income	(0.30)	(0.32)	(0.35)	(0.38)	(0.39)
From net realized gain	(0.07)	—	(0.08)	(0.01)	—
Total distributions	(0.37)	(0.32)	(0.43)	(0.39)	(0.39)
Net asset value, end of period	$10.15	$11.07	$10.66	$10.94	$10.73
Total return (%)[2]	(5.11)	6.90	1.37	5.72	1.91
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$13	$15	$10	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	0.70	0.70	0.71	0.70
Expenses including reductions	0.66	0.69	0.69	0.70	0.69
Net investment income	2.68	2.90	3.25	3.58	3.53
Portfolio turnover (%)	17	23	22	22	9

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	27

CLASS R6 SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18[1]
Per share operating performance
Net asset value, beginning of period	$11.07	$10.66	$10.94	$10.73	$10.95
Net investment income[2]	0.29	0.32	0.36	0.38	0.29
Net realized and unrealized gain (loss) on investments	(0.83)	0.41	(0.20)	0.22	(0.22)
Total from investment operations	(0.54)	0.73	0.16	0.60	0.07
Less distributions
From net investment income	(0.31)	(0.32)	(0.36)	(0.38)	(0.29)
From net realized gain	(0.07)	—	(0.08)	(0.01)	—
Total distributions	(0.38)	(0.32)	(0.44)	(0.39)	(0.29)
Net asset value, end of period	$10.15	$11.07	$10.66	$10.94	$10.73
Total return (%)[3]	(5.08)	6.93	1.40	5.76	0.66[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$9	$7	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	0.66	0.67	0.68	0.68[5]
Expenses including reductions	0.63	0.65	0.66	0.67	0.67[5]
Net investment income	2.70	2.93	3.28	3.58	3.56[5]
Portfolio turnover (%)	17	23	22	22	9[6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
28	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock California Municipal Bond Fund (formerly John Hancock California Tax-Free Income Fund) (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to April 25, 2022, the fund was known as John Hancock California Tax-Free Income Fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	29

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$221,579,118	—	$221,579,118	—
Short-term investments	5,093,000	—	5,093,000	—
Total investments in securities	$226,672,118	—	$226,672,118	—
Derivatives:
Assets
Futures	$93,840	$93,840	—	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the
30	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT

potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interests: short-term floating rate interests (TOB floaters), which are sold to third party investors, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB Trust in the Fund’s investments and the TOB floaters as a liability under the caption “Payable for floating rate interests issued” in the Statement of Assets and Liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. At May 31, 2022, there was a pending TOB floater of $2,000,000 that settled subsequent to fund’s fiscal year end, and as such, the fund had no outstanding liability. The market value of security pledged for the unsettled TOB floater as part of the creation of the TOB trust was $3,074,378.
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2022.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	31

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2022 were $4,017.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2022 and 2021 was as follows:
	May 31, 2022	May 31, 2021
Ordinary income	$178,362	$47,107
Exempt Income	5,448,653	5,729,561
Long-term capital gains	1,293,277	—
Total	$6,920,292	$5,776,668
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2022, the components of distributable earnings on a tax basis consisted of $105,072 of undistributed ordinary income and $789,526 of undistributed long-term capital gains.
32	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and dividend redesignations.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2022, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging up to 25.2 million as measured at each quarter end.
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	33

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$93,840	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$2,227,446
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$93,840
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets, (b) 0.500% of the next $500 million of the fund’s average daily net assets, (c) 0.475% of the next $1 billion of the fund’s average daily net assets; and (d) 0.450% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
34	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$15,967
Class C	854
Class I	1,284
Class	Expense reduction
Class R6	$891
Total	$18,996

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2022, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class C shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $9,518 for Class C shares for the year ended May 31, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $107,769 for the year ended May 31, 2022. Of this amount, $14,212 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $93,557 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	35

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2022, CDSCs received by the Distributor amounted to $2,097 for Class A. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$267,795	$72,251
Class C	95,179	3,861
Class I	—	5,813
Class R6	—	873
Total	$362,974	$82,798
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2022 and 2021 were as follows:
	Year Ended 5-31-22		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,475,052	$35,958,758	1,830,259	$19,980,106
Distributions reinvested	480,558	5,172,648	393,976	4,306,089
Repurchased	(2,511,522)	(26,776,209)	(2,098,338)	(22,942,740)
Net increase	1,444,088	$14,355,197	125,897	$1,343,455
Class B shares
Distributions reinvested	—	—	181	$1,965
Repurchased	—	—	(26,912)	(291,004)
Net decrease	—	—	(26,731)	$(289,039)
36	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT

	Year Ended 5-31-22		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class C shares
Sold	54,621	$584,065	133,082	$1,452,931
Distributions reinvested	20,006	216,103	21,870	238,812
Repurchased	(336,438)	(3,607,882)	(598,929)	(6,550,273)
Net decrease	(261,811)	$(2,807,714)	(443,977)	$(4,858,530)
Class I shares
Sold	898,445	$9,316,500	478,134	$5,204,978
Distributions reinvested	45,219	486,133	33,098	361,941
Repurchased	(302,675)	(3,245,664)	(737,882)	(8,015,807)
Net increase (decrease)	640,989	$6,556,969	(226,650)	$(2,448,888)
Class R6 shares
Sold	853,754	$8,900,445	690,855	$7,535,736
Distributions reinvested	32,377	347,902	20,677	226,204
Repurchased	(440,953)	(4,591,338)	(566,779)	(6,168,922)
Net increase	445,178	$4,657,009	144,753	$1,593,018
Total net increase (decrease)	2,268,444	$22,761,461	(426,708)	$(4,659,984)
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$267,162
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $64,630,128 and $35,503,467, respectively, for the year ended May 31, 2022.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock California Tax-Free Income Fund and Shareholders of John Hancock California Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock California Municipal Bond Fund (the “Fund”) as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian, transfer agents, trust and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
38	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2022.
99.27% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $1,293,277 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	39

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock California Municipal Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
40	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	41

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	189
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	189
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	189
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	1989	189
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	189
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson, Born: 1952	2008	189
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
42	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Steven R. Pruchansky, Born: 1944	1994	189
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	189
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	189
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	189
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	43

Non-Independent Trustees[3] (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Marianne Harrison, Born: 1963	2018	189
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
44	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	45

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
46	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock California Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2234710	53A 5/22
7/2022

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2022, the registrant has adopted a code of ethics, as defined in

Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert, effective March 25, 2022, and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2022 and 2021. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2022	May 31, 2021
John Hancock California Municipal Bond Fund (formerly,
John Hancock California Tax-Free Income Fund)	$ 45,022	$43,923

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and registration statement reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2022	May 31, 2021
John Hancock California Municipal Bond Fund (formerly,
John Hancock California Tax-Free Income Fund)	$ 776	$604

Amounts billed to control affiliates were $119,500 and $116,000 for the fiscal years ended May 31, 2022 and 2021, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended May 31, 2022 and 2021. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2022	May 31, 2021
John Hancock California Municipal Bond Fund (formerly,
John Hancock California Tax-Free Income Fund)	$ 3,835	$3,760

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended May 31,

2022 and 2021:

Fund	May 31, 2022	May 31, 2021
John Hancock California Municipal Bond Fund (formerly,
John Hancock California Tax-Free Income Fund)	$305	$89

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended May 31, 2022, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $950,568 for the fiscal year ended May 31, 2022 and $1,146,100 for the fiscal year ended May 31, 2021.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson, effective March 25, 2022

Peter S. Burgess

William H. Cunningham

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
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Andrew Arnott
President
Date:	July 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
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Andrew Arnott
President
Date:	July 12, 2022
By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer
Date:	July 12, 2022